Capital management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Capital Management [Abstract]
Summary of Financial Covenants Under Lending Agreements

	As at December 31
	2025	2024
Components of capital
Shareholders' equity	$1,391.6	$1,405.8
Long-term debt	$184.0	$339.2